Summary of Significant Accounting and Reporting Policies (Details 5) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Senior Exchangeable Notes 7.50 Percent Due 2025 [Member]	Dec. 31, 2013 Senior Exchangeable Notes 7.50 Percent Due 2025 [Member]	Mar. 31, 2013 Senior Exchangeable Notes 7.50 Percent Due 2025 [Member]	Dec. 31, 2011 Senior Exchangeable Notes 7.50 Percent Due 2025 [Member] NLC
Notes payable
Debt issuance costs amortized	$ 2,300,000	$ 200,000	$ 400,000	$ 2,100,000			$ 200,000
Par value of debts purchased							6,900,000
Interest rate (as a percent)					7.50%	7.50%
Advertising
Advertising expense	$ 5,300,000	$ 400,000	$ 34,000